Derivatives and hedge activities (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Assets
Liabilities	21,010
Variation in value recognized in income	1,507
Notional value	27,188
Variation in the amounts used to calculate hedge ineffectiveness	(2,831)
Swap N D F [Member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities	21,010
Variation in value recognized in income	1,507
Notional value	27,188
Variation in the amounts used to calculate hedge ineffectiveness	R$ (2,831)